Long-Term Indebtedness - Additional Information (Detail) (Land Buildings And Lease Receivables Collateralized) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Secured loans	$ 6,244	¥ 512,000	¥ 720,000